Shareholder Report, Holdings (Details) - C000241373	May 31, 2025
874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.40%
4942818 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
17133Q502 | Chunghwa Telecom Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
B16CYP9 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BG0V275 | Hon Hai Precision Industry Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
631512209 | Naspers Ltd., Class N
Holdings [Line Items]
Percent of Net Asset Value	2.40%
45104G104 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy22113B103
Holdings [Line Items]
Percent of Total Investments	100.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Communications
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%